Stock-based Compensation - Fair Value of Stock Option Awards (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of stock option awards [Abstract]
Volatility of common stock	49.24%	50.88%	55.69%
Risk-free interest rate	2.12%	1.29%	1.74%
Expected life	6 years	5 years 9 months 18 days	6 years
Dividend yield	0.00%	0.00%	0.00%